Shareholder Report, Holdings (Details)	May 31, 2025
C000234173 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000234173 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000234173 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000234173 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000234173 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000234173 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000234173 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
C000234173 [Member] | Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000234173 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000234173 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000234173 [Member] | Services Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000234173 [Member] | Retail Food And Drug [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234173 [Member] | Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000234172 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000234172 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000234172 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000234172 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000234172 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[2]
C000234172 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000234172 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[2]
C000234172 [Member] | Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000234172 [Member] | Gaming [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000234172 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000234172 [Member] | Services Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000234172 [Member] | Retail Food And Drug [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234172 [Member] | Midstream [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000234177 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000234177 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[3]
C000234177 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[3]
C000234177 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000234177 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000234177 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000234177 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000234177 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000234177 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000234177 [Member] | Credit Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000234176 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000234176 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[4]
C000234176 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[4]
C000234176 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000234176 [Member] | Exploration And Production [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000234176 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000234176 [Member] | Metals Mining And Steel [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000234176 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000234176 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000234176 [Member] | Credit Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000234181 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000234181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000234181 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234181 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[5]
C000234181 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000234180 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000234180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000234180 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000234180 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[6]
C000234180 [Member] | Financial And Lease [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]

[1]	Percentage of total investments as of May 31, 2025.
[2]	Percentage of total investments as of May 31, 2025.
[3]	Percentage of total investments as of May 31, 2025.
[4]	Percentage of total investments as of May 31, 2025.
[5]	Percentage of total investments as of May 31, 2025.
[6]	Percentage of total investments as of May 31, 2025.